ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Fair values of the assets acquired and liabilities acquired
Acquisition costs	$ 1
Ambulatory Surgery Centers | Texas
Business Acquisition
Number of business acquisitions	1
Series of individual business acquisition
Fair values of the assets acquired and liabilities acquired
Current assets	1
Property and equipment	1
Goodwill	2
Current liabilities	(1)
Net cash paid	$ 3
Physician Practice Entity
Business Acquisition
Number of business acquisitions	5